UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08314

Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments.

Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	133,032,524	249,033,651
0.1%	Other Investment Companies	270,825	270,825
0.5%	Short-Term Investments	1,419,390	1,419,390
100.0%	Total Investments	134,722,739	250,723,866
(0.0%)	Other Assets and Liabilities, Net		(109,288)
100.0%	Net Assets		250,614,578

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 0.9%
BorgWarner, Inc.	3,100	119,040
Delphi Automotive plc	3,858	289,427
Ford Motor Co.	53,802	726,327
General Motors Co.	19,295	606,442
Harley-Davidson, Inc.	2,702	138,694
Johnson Controls, Inc.	8,594	334,908
The Goodyear Tire & Rubber Co.	3,662	120,773
		2,335,611
Banks 5.2%
Bank of America Corp.	142,464	1,926,113
BB&T Corp.	10,592	352,396
Citigroup, Inc.	41,376	1,727,448
Citizens Financial Group, Inc.	7,192	150,672
Comerica, Inc.	2,430	92,024
Fifth Third Bancorp	10,405	173,660
Huntington Bancshares, Inc.	10,456	99,750
JPMorgan Chase & Co.	51,258	3,035,499
KeyCorp	11,200	123,648
M&T Bank Corp.	2,171	240,981
People's United Financial, Inc.	3,700	58,941
Regions Financial Corp.	17,127	134,447
SunTrust Banks, Inc.	7,200	259,776
The PNC Financial Services Group, Inc.	7,120	602,138
U.S. Bancorp	22,754	923,585
Wells Fargo & Co.	64,515	3,119,945
Zions Bancorp	2,908	70,403
		13,091,426
Security	Number of Shares	Value ($)
Capital Goods 7.2%
3M Co.	8,451	1,408,190
Allegion plc	1,233	78,554
AMETEK, Inc.	3,409	170,382
Caterpillar, Inc.	7,931	607,039
Cummins, Inc.	2,179	239,559
Danaher Corp.	8,307	788,002
Deere & Co.	4,257	327,746
Dover Corp.	2,100	135,093
Eaton Corp. plc	6,734	421,279
Emerson Electric Co.	8,911	484,580
Fastenal Co.	3,952	193,648
Flowserve Corp.	1,700	75,497
Fluor Corp.	2,000	107,400
General Dynamics Corp.	4,045	531,392
General Electric Co.	128,976	4,100,147
Honeywell International, Inc.	10,669	1,195,461
Illinois Tool Works, Inc.	4,673	478,702
Ingersoll-Rand plc	3,600	223,236
Jacobs Engineering Group, Inc. *	1,583	68,940
L-3 Communications Holdings, Inc.	1,100	130,350
Lockheed Martin Corp.	3,730	826,195
Masco Corp.	4,821	151,620
Northrop Grumman Corp.	2,554	505,437
PACCAR, Inc.	4,630	253,215
Parker-Hannifin Corp.	1,835	203,832
Pentair plc	2,399	130,170
Quanta Services, Inc. *	2,497	56,332
Raytheon Co.	4,013	492,114
Rockwell Automation, Inc.	1,785	203,044
Rockwell Collins, Inc.	1,900	175,199
Roper Technologies, Inc.	1,379	252,040
Snap-on, Inc.	788	123,708
Stanley Black & Decker, Inc.	2,023	212,840
Textron, Inc.	3,674	133,954
The Boeing Co.	8,519	1,081,402
United Rentals, Inc. *	1,200	74,628
United Technologies Corp.	10,654	1,066,465
W.W. Grainger, Inc.	842	196,548
Xylem, Inc.	2,295	93,866
		17,997,806
Commercial & Professional Supplies 0.8%
Cintas Corp.	1,157	103,910
Equifax, Inc.	1,542	176,235
Nielsen Holdings plc	4,983	262,405
Pitney Bowes, Inc.	2,900	62,466
Republic Services, Inc.	3,136	149,431
Robert Half International, Inc.	1,750	81,515
Stericycle, Inc. *	1,300	164,047
The ADT Corp.	2,300	94,898
The Dun & Bradstreet Corp.	500	51,540
Tyco International plc	5,813	213,395

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Verisk Analytics, Inc. *	2,100	167,832
Waste Management, Inc.	5,655	333,645
		1,861,319
Consumer Durables & Apparel 1.5%
Coach, Inc.	3,894	156,110
D.R. Horton, Inc.	4,522	136,700
Garmin Ltd.	1,500	59,940
Hanesbrands, Inc.	5,646	160,008
Harman International Industries, Inc.	1,200	106,848
Hasbro, Inc.	1,475	118,148
Leggett & Platt, Inc.	1,900	91,960
Lennar Corp., Class A	2,300	111,228
Mattel, Inc.	4,800	161,376
Michael Kors Holdings Ltd. *	2,700	153,792
Mohawk Industries, Inc. *	900	171,810
Newell Rubbermaid, Inc.	3,824	169,365
NIKE, Inc., Class B	18,514	1,138,056
PulteGroup, Inc.	4,442	83,110
PVH Corp.	1,086	107,579
Ralph Lauren Corp.	742	71,425
Under Armour, Inc., Class A *	2,452	208,003
VF Corp.	4,440	287,534
Whirlpool Corp.	1,033	186,291
		3,679,283
Consumer Services 1.9%
Carnival Corp.	6,322	333,612
Chipotle Mexican Grill, Inc. *	409	192,627
Darden Restaurants, Inc.	1,591	105,483
H&R Block, Inc.	3,738	98,758
Marriott International, Inc., Class A	2,657	189,125
McDonald's Corp.	12,582	1,581,306
Royal Caribbean Cruises Ltd.	2,400	197,160
Starbucks Corp.	20,288	1,211,194
Starwood Hotels & Resorts Worldwide, Inc.	2,361	196,978
Wyndham Worldwide Corp.	1,580	120,759
Wynn Resorts Ltd.	1,057	98,756
Yum! Brands, Inc.	5,600	458,360
		4,784,118
Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	700	113,680
American Express Co.	11,372	698,241
Ameriprise Financial, Inc.	2,363	222,146
Berkshire Hathaway, Inc., Class B *	26,116	3,705,338
BlackRock, Inc.	1,750	595,997
Capital One Financial Corp.	7,380	511,508
CME Group, Inc.	4,631	444,807
Discover Financial Services	5,890	299,919
E*TRADE Financial Corp. *	4,176	102,270
Franklin Resources, Inc.	5,600	218,680
Intercontinental Exchange, Inc.	1,659	390,097
Invesco Ltd.	5,704	175,512
Legg Mason, Inc.	1,300	45,084
Leucadia National Corp.	4,639	75,013
McGraw Hill Financial, Inc.	3,730	369,195
Moody's Corp.	2,423	233,965
Security	Number of Shares	Value ($)
Morgan Stanley	20,799	520,183
Nasdaq, Inc.	1,600	106,208
Navient Corp.	5,000	59,850
Northern Trust Corp.	2,831	184,496
State Street Corp.	5,400	316,008
Synchrony Financial *	11,092	317,897
T. Rowe Price Group, Inc.	3,523	258,800
The Bank of New York Mellon Corp.	15,078	555,323
The Charles Schwab Corp. (a)	16,449	460,901
The Goldman Sachs Group, Inc.	5,370	842,983
		11,824,101
Energy 6.7%
Anadarko Petroleum Corp.	7,083	329,855
Apache Corp.	5,208	254,203
Baker Hughes, Inc.	5,863	256,975
Cabot Oil & Gas Corp.	6,820	154,882
Cameron International Corp. *	2,613	175,202
Chesapeake Energy Corp. (b)	6,356	26,187
Chevron Corp.	26,216	2,501,006
Cimarex Energy Co.	1,351	131,412
Columbia Pipeline Group, Inc.	5,092	127,809
Concho Resources, Inc. *	1,700	171,768
ConocoPhillips	17,105	688,818
Devon Energy Corp.	7,032	192,958
Diamond Offshore Drilling, Inc.	800	17,384
EOG Resources, Inc.	7,475	542,536
EQT Corp.	2,100	141,246
Exxon Mobil Corp.	57,592	4,814,115
FMC Technologies, Inc. *	3,246	88,811
Halliburton Co.	11,895	424,889
Helmerich & Payne, Inc.	1,500	88,080
Hess Corp.	3,933	207,072
Kinder Morgan, Inc.	25,300	451,858
Marathon Oil Corp.	12,768	142,236
Marathon Petroleum Corp.	7,364	273,794
Murphy Oil Corp.	2,032	51,186
National Oilwell Varco, Inc.	5,001	155,531
Newfield Exploration Co. *	3,141	104,438
Noble Energy, Inc.	5,712	179,414
Occidental Petroleum Corp.	10,897	745,682
ONEOK, Inc.	3,300	98,538
Phillips 66	6,408	554,869
Pioneer Natural Resources Co.	2,385	335,665
Range Resources Corp.	2,214	71,689
Schlumberger Ltd.	17,324	1,277,645
Southwestern Energy Co. *(b)	4,973	40,132
Spectra Energy Corp.	9,548	292,169
Tesoro Corp.	1,600	137,616
The Williams Cos., Inc.	9,190	147,683
Transocean Ltd. (b)	4,624	42,263
Valero Energy Corp.	6,665	427,493
		16,865,109
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	6,275	988,814
CVS Health Corp.	15,119	1,568,294
Sysco Corp.	7,164	334,774
The Kroger Co.	13,410	512,933

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Wal-Mart Stores, Inc.	22,082	1,512,396
Walgreens Boots Alliance, Inc.	11,921	1,004,225
Whole Foods Market, Inc.	5,000	155,550
		6,076,986
Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	26,906	1,685,930
Archer-Daniels-Midland Co.	8,235	299,013
Brown-Forman Corp., Class B	1,427	140,517
Campbell Soup Co.	2,245	143,209
Coca-Cola Enterprises, Inc.	2,700	136,998
ConAgra Foods, Inc.	5,778	257,814
Constellation Brands, Inc., Class A	2,320	350,529
Dr Pepper Snapple Group, Inc.	2,500	223,550
General Mills, Inc.	8,158	516,809
Hormel Foods Corp.	3,808	164,658
Kellogg Co.	3,400	260,270
McCormick & Co., Inc. — Non Voting Shares	1,600	159,168
Mead Johnson Nutrition Co.	2,800	237,916
Molson Coors Brewing Co., Class B	2,474	237,949
Mondelez International, Inc., Class A	21,496	862,419
Monster Beverage Corp. *	2,100	280,098
PepsiCo, Inc.	20,292	2,079,524
Philip Morris International, Inc.	21,671	2,126,142
Reynolds American, Inc.	11,894	598,387
The Coca-Cola Co.	53,845	2,497,870
The Hershey Co.	2,044	188,232
The JM Smucker Co.	1,646	213,717
The Kraft Heinz Co.	8,136	639,164
Tyson Foods, Inc., Class A	4,108	273,839
		14,573,722
Health Care Equipment & Services 5.0%
Abbott Laboratories	20,307	849,442
Aetna, Inc.	4,782	537,258
AmerisourceBergen Corp.	2,760	238,878
Anthem, Inc.	3,636	505,368
Baxter International, Inc.	7,527	309,209
Becton, Dickinson & Co.	2,887	438,304
Boston Scientific Corp. *	18,577	349,433
C.R. Bard, Inc.	1,020	206,724
Cardinal Health, Inc.	4,424	362,547
Centene Corp. *	2,200	135,454
Cerner Corp. *	4,200	222,432
Cigna Corp.	3,491	479,105
DaVita HealthCare Partners, Inc. *	2,230	163,637
DENTSPLY SIRONA, Inc.	3,300	203,379
Edwards Lifesciences Corp. *	3,006	265,159
Express Scripts Holding Co. *	9,237	634,490
HCA Holdings, Inc. *	4,200	327,810
Henry Schein, Inc. *	1,100	189,893
Hologic, Inc. *	3,400	117,300
Humana, Inc.	2,080	380,536
Intuitive Surgical, Inc. *	501	301,126
Laboratory Corp. of America Holdings *	1,404	164,451
McKesson Corp.	3,168	498,168
Security	Number of Shares	Value ($)
Medtronic plc	19,805	1,485,375
Patterson Cos., Inc.	1,280	59,558
Quest Diagnostics, Inc.	1,960	140,042
St. Jude Medical, Inc.	3,978	218,790
Stryker Corp.	4,507	483,556
Tenet Healthcare Corp. *	1,325	38,332
UnitedHealth Group, Inc.	13,381	1,724,811
Universal Health Services, Inc., Class B	1,200	149,664
Varian Medical Systems, Inc. *	1,300	104,026
Zimmer Biomet Holdings, Inc.	2,383	254,099
		12,538,356
Household & Personal Products 2.1%
Church & Dwight Co., Inc.	1,700	156,706
Colgate-Palmolive Co.	12,478	881,571
Kimberly-Clark Corp.	5,113	687,749
The Clorox Co.	1,700	214,302
The Estee Lauder Cos., Inc., Class A	3,200	301,792
The Procter & Gamble Co.	36,910	3,038,062
		5,280,182
Insurance 2.6%
Aflac, Inc.	5,663	357,562
American International Group, Inc.	15,695	848,315
Aon plc	3,810	397,955
Assurant, Inc.	800	61,720
Chubb Ltd.	6,490	773,283
Cincinnati Financial Corp.	2,199	143,727
Lincoln National Corp.	3,262	127,870
Loews Corp.	3,891	148,870
Marsh & McLennan Cos., Inc.	7,298	443,645
MetLife, Inc.	15,362	675,006
Principal Financial Group, Inc.	3,663	144,505
Prudential Financial, Inc.	6,214	448,775
The Allstate Corp.	5,421	365,213
The Hartford Financial Services Group, Inc.	5,615	258,739
The Progressive Corp.	7,973	280,171
The Travelers Cos., Inc.	4,239	494,734
Torchmark Corp.	1,600	86,656
Unum Group	3,453	106,767
Willis Towers Watson plc	1,841	218,453
XL Group plc	4,100	150,880
		6,532,846
Materials 2.8%
Air Products & Chemicals, Inc.	2,609	375,826
Airgas, Inc.	934	132,292
Alcoa, Inc.	17,755	170,093
Avery Dennison Corp.	1,300	93,743
Ball Corp.	1,800	128,322
CF Industries Holdings, Inc.	3,075	96,371
E.I. du Pont de Nemours & Co.	12,000	759,840
Eastman Chemical Co.	2,000	144,460
Ecolab, Inc.	3,897	434,593
FMC Corp.	1,700	68,629
Freeport-McMoRan, Inc.	18,077	186,916

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
International Flavors & Fragrances, Inc.	1,100	125,147
International Paper Co.	5,598	229,742
LyondellBasell Industries N.V., Class A	4,863	416,176
Martin Marietta Materials, Inc.	900	143,559
Monsanto Co.	6,062	531,880
Newmont Mining Corp.	7,152	190,100
Nucor Corp.	4,399	208,073
Owens-Illinois, Inc. *	2,000	31,920
PPG Industries, Inc.	3,708	413,405
Praxair, Inc.	3,862	442,006
Sealed Air Corp.	2,828	135,772
The Dow Chemical Co.	15,505	788,584
The Mosaic Co.	5,400	145,800
The Sherwin-Williams Co.	1,093	311,144
Vulcan Materials Co.	1,755	185,275
WestRock Co.	3,628	141,601
		7,031,269
Media 3.1%
Cablevision Systems Corp., Class A	3,000	99,000
CBS Corp., Class B — Non Voting Shares	5,780	318,420
Comcast Corp., Class A	33,492	2,045,691
Discovery Communications, Inc., Class A *	1,700	48,671
Discovery Communications, Inc., Class C *	3,900	105,300
News Corp., Class A	5,048	64,463
News Corp., Class B	1,100	14,575
Omnicom Group, Inc.	3,340	277,988
Scripps Networks Interactive, Inc., Class A	1,200	78,600
TEGNA, Inc.	2,960	69,442
The Interpublic Group of Cos., Inc.	5,697	130,746
The Walt Disney Co.	20,858	2,071,408
Time Warner Cable, Inc.	4,027	824,005
Time Warner, Inc.	11,027	800,009
Twenty-First Century Fox, Inc., Class A	15,958	444,909
Twenty-First Century Fox, Inc., Class B	6,100	172,020
Viacom, Inc., Class B	4,816	198,805
		7,764,052
Pharmaceuticals, Biotechnology & Life Sciences 9.2%
AbbVie, Inc.	22,409	1,280,002
Agilent Technologies, Inc.	4,601	183,350
Alexion Pharmaceuticals, Inc. *	3,039	423,090
Allergan plc *	5,547	1,486,762
Amgen, Inc.	10,303	1,544,729
Baxalta, Inc.	9,427	380,851
Biogen, Inc. *	3,086	803,348
Bristol-Myers Squibb Co.	23,473	1,499,455
Celgene Corp. *	10,775	1,078,470
Eli Lilly & Co.	13,405	965,294
Endo International plc *	2,900	81,635
Gilead Sciences, Inc.	19,161	1,760,129
Illumina, Inc. *	2,000	324,220
Security	Number of Shares	Value ($)
Johnson & Johnson	38,310	4,145,142
Mallinckrodt plc *	1,500	91,920
Merck & Co., Inc.	38,227	2,022,591
Mylan N.V. *	5,591	259,143
PerkinElmer, Inc.	1,500	74,190
Perrigo Co., plc	2,034	260,210
Pfizer, Inc.	84,376	2,500,905
Regeneron Pharmaceuticals, Inc. *	1,037	373,776
Thermo Fisher Scientific, Inc.	5,450	771,665
Vertex Pharmaceuticals, Inc. *	3,601	286,243
Waters Corp. *	1,100	145,112
Zoetis, Inc.	6,122	271,388
		23,013,620
Real Estate 3.0%
American Tower Corp.	5,748	588,423
Apartment Investment & Management Co., Class A	2,677	111,952
AvalonBay Communities, Inc.	1,908	362,901
Boston Properties, Inc.	2,109	268,012
CBRE Group, Inc., Class A *	4,000	115,280
Crown Castle International Corp.	4,503	389,509
Equinix, Inc.	918	303,592
Equity Residential	5,100	382,653
Essex Property Trust, Inc.	900	210,474
Extra Space Storage, Inc.	1,700	158,882
Federal Realty Investment Trust	946	147,623
General Growth Properties, Inc.	7,900	234,867
HCP, Inc.	7,116	231,839
Host Hotels & Resorts, Inc.	10,460	174,682
Iron Mountain, Inc.	2,787	94,507
Kimco Realty Corp.	5,420	155,988
Prologis, Inc.	7,010	309,702
Public Storage	2,052	566,003
Realty Income Corp.	3,500	218,785
Simon Property Group, Inc.	4,401	914,044
SL Green Realty Corp.	1,300	125,944
The Macerich Co.	1,807	143,187
UDR, Inc.	3,600	138,708
Ventas, Inc.	4,519	284,516
Vornado Realty Trust	2,360	222,855
Welltower, Inc.	5,262	364,867
Weyerhaeuser Co.	10,594	328,202
		7,547,997
Retailing 5.4%
Advance Auto Parts, Inc.	1,000	160,340
Amazon.com, Inc. *	5,350	3,175,974
AutoNation, Inc. *	900	42,012
AutoZone, Inc. *	400	318,676
Bed Bath & Beyond, Inc. *	2,316	114,966
Best Buy Co., Inc.	4,221	136,929
CarMax, Inc. *	2,726	139,299
Dollar General Corp.	3,985	341,116
Dollar Tree, Inc. *	3,134	258,430
Expedia, Inc.	1,550	167,121
GameStop Corp., Class A (b)	1,454	46,135
Genuine Parts Co.	2,100	208,656
Kohl's Corp.	2,682	125,008
L Brands, Inc.	3,564	312,955

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Lowe's Cos., Inc.	12,573	952,405
Macy's, Inc.	4,322	190,557
Netflix, Inc. *	5,837	596,717
Nordstrom, Inc.	1,750	100,117
O'Reilly Automotive, Inc. *	1,309	358,221
Ross Stores, Inc.	5,678	328,756
Signet Jewelers Ltd.	1,100	136,433
Staples, Inc.	8,250	90,998
Target Corp.	8,376	689,177
The Gap, Inc.	3,476	102,194
The Home Depot, Inc.	17,774	2,371,585
The Priceline Group, Inc. *	669	862,314
The TJX Cos., Inc.	9,120	714,552
Tiffany & Co.	1,426	104,640
Tractor Supply Co.	1,900	171,874
TripAdvisor, Inc. *	1,500	99,750
Urban Outfitters, Inc. *	1,200	39,708
		13,457,615
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	4,130	244,455
Applied Materials, Inc.	15,655	331,573
Broadcom Ltd.	5,204	804,018
First Solar, Inc. *	1,100	75,317
Intel Corp.	65,984	2,134,582
KLA-Tencor Corp.	2,200	160,182
Lam Research Corp.	2,112	174,451
Linear Technology Corp.	3,430	152,841
Microchip Technology, Inc.	3,000	144,600
Micron Technology, Inc. *	15,057	157,647
NVIDIA Corp.	7,068	251,833
Qorvo, Inc. *	1,950	98,299
QUALCOMM, Inc.	20,550	1,050,927
Skyworks Solutions, Inc.	2,600	202,540
Texas Instruments, Inc.	13,868	796,300
Xilinx, Inc.	3,513	166,622
		6,946,187
Software & Services 12.4%
Accenture plc, Class A	8,634	996,364
Activision Blizzard, Inc.	6,800	230,112
Adobe Systems, Inc. *	6,735	631,743
Akamai Technologies, Inc. *	2,375	131,979
Alliance Data Systems Corp. *	816	179,520
Alphabet, Inc., Class A *	4,078	3,111,106
Alphabet, Inc., Class C *	4,155	3,095,267
Autodesk, Inc. *	3,020	176,096
Automatic Data Processing, Inc.	6,615	593,432
CA, Inc.	4,044	124,515
Citrix Systems, Inc. *	2,060	161,875
Cognizant Technology Solutions Corp., Class A *	8,440	529,188
CSRA, Inc.	1,900	51,110
eBay, Inc. *	14,997	357,828
Electronic Arts, Inc. *	4,252	281,100
Facebook, Inc., Class A *	31,953	3,645,837
Fidelity National Information Services, Inc.	3,800	240,578
Fiserv, Inc. *	3,120	320,050
Security	Number of Shares	Value ($)
International Business Machines Corp.	12,378	1,874,648
Intuit, Inc.	3,696	384,421
MasterCard, Inc., Class A	13,586	1,283,877
Microsoft Corp.	110,012	6,075,963
Oracle Corp.	43,862	1,794,394
Paychex, Inc.	4,446	240,128
PayPal Holdings, Inc. *	15,297	590,464
Red Hat, Inc. *	2,474	184,338
salesforce.com, Inc. *	8,569	632,649
Symantec Corp.	9,187	168,857
Teradata Corp. *	1,780	46,707
The Western Union Co.	6,559	126,523
Total System Services, Inc.	2,400	114,192
VeriSign, Inc. *(b)	1,425	126,170
Visa, Inc., Class A	26,684	2,040,792
Xerox Corp.	14,267	159,220
Yahoo! Inc. *	11,694	430,456
		31,131,499
Technology Hardware & Equipment 5.6%
Amphenol Corp., Class A	4,100	237,062
Apple, Inc.	76,921	8,383,620
Cisco Systems, Inc.	69,461	1,977,555
Corning, Inc.	15,165	316,797
EMC Corp.	26,546	707,451
F5 Networks, Inc. *	895	94,736
FLIR Systems, Inc.	1,834	60,430
Harris Corp.	1,800	140,148
Hewlett Packard Enterprise Co.	24,669	437,381
HP, Inc.	24,769	305,154
Juniper Networks, Inc.	4,700	119,897
Motorola Solutions, Inc.	2,149	162,679
NetApp, Inc.	3,900	106,431
SanDisk Corp.	2,771	210,818
Seagate Technology plc	4,279	147,412
TE Connectivity Ltd.	5,232	323,965
Western Digital Corp.	3,200	151,168
		13,882,704
Telecommunication Services 2.8%
AT&T, Inc.	85,528	3,350,132
CenturyLink, Inc.	7,485	239,220
Frontier Communications Corp.	15,605	87,232
Level 3 Communications, Inc. *	3,967	209,656
Verizon Communications, Inc.	56,638	3,062,983
		6,949,223
Transportation 2.1%
American Airlines Group, Inc.	8,781	360,109
C.H. Robinson Worldwide, Inc.	1,900	141,037
CSX Corp.	13,501	347,651
Delta Air Lines, Inc.	10,622	517,079
Expeditors International of Washington, Inc.	2,600	126,906
FedEx Corp.	3,585	583,351
JB Hunt Transport Services, Inc.	1,192	100,414
Kansas City Southern	1,600	136,720
Norfolk Southern Corp.	4,000	333,000
Ryder System, Inc.	662	42,884

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Southwest Airlines Co.	8,873	397,511
Union Pacific Corp.	11,706	931,212
United Continental Holdings, Inc. *	5,000	299,300
United Parcel Service, Inc., Class B	9,558	1,008,082
		5,325,256
Utilities 3.4%
AES Corp.	9,089	107,250
AGL Resources, Inc.	1,643	107,025
Ameren Corp.	3,100	155,310
American Electric Power Co., Inc.	6,669	442,822
American Water Works Co., Inc.	2,400	165,432
CenterPoint Energy, Inc.	6,450	134,934
CMS Energy Corp.	4,096	173,834
Consolidated Edison, Inc.	3,935	301,500
Dominion Resources, Inc.	8,526	640,473
DTE Energy Co.	2,438	221,029
Duke Energy Corp.	9,537	769,445
Edison International	4,480	322,067
Entergy Corp.	2,527	200,341
Eversource Energy	4,336	252,962
Exelon Corp.	12,760	457,574
FirstEnergy Corp.	5,981	215,137
NextEra Energy, Inc.	6,232	737,495
NiSource, Inc.	4,092	96,407
NRG Energy, Inc.	4,386	57,062
PG&E Corp.	6,614	394,988
Pinnacle West Capital Corp.	1,550	116,358
PPL Corp.	9,867	375,637
Public Service Enterprise Group, Inc.	6,714	316,498
SCANA Corp.	2,200	154,330
Sempra Energy	3,131	325,780
TECO Energy, Inc.	3,240	89,197
The Southern Co.	12,729	658,471
WEC Energy Group, Inc.	4,396	264,068
Xcel Energy, Inc.	6,933	289,938
		8,543,364
Total Common Stock
(Cost $133,032,524)		249,033,651

Other Investment Companies 0.1% of net assets
Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.18% (c)	270,825	270,825
Total Other Investment Company
(Cost $270,825)		270,825
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.5% of net assets
Time Deposit 0.5%
Sumitomo Mitsui Banking Corp.
0.14%, 04/01/16	1,419,390	1,419,390
Total Short-Term Investment
(Cost $1,419,390)		1,419,390

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $137,501,587 and the unrealized appreciation and depreciation were $118,592,617 and ($5,370,338), respectively, with a net unrealized appreciation of $113,222,279.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $266,756.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 03/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	14	1,436,050	12,723

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of March 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$249,033,651	$—	$—	$249,033,651
Other Investment Company[1]	270,825	—	—	270,825
Short-Term Investments[1]	—	1,419,390	—	1,419,390
Total	$249,304,476	$1,419,390	$—	$250,723,866
Other Financial Instruments
Futures Contracts[2]	$12,723	$—	$—	$12,723
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (continued)
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
On March 31, 2016, the funds had open equity index futures contracts. The funds invest in futures to equitize available cash. The primary risk associated with investing in futures is market risk.
REG47715MAR16

Schwab Annuity Portfolios
Schwab Government Money Market Portfolio™
(formerly, Schwab Money Market Portfolio)
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
56.4%	Fixed-Rate Obligations	64,824,766	64,824,766
4.1%	Variable-Rate Obligations	4,700,697	4,700,697
0.0%	Other Investment Company	45,600	45,600
40.2%	Repurchase Agreements	46,297,595	46,297,595
100.7%	Total Investments	115,868,658	115,868,658
(0.7%)	Other Assets and Liabilities, Net		(855,365)
100.0%	Net Assets		115,013,293

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 56.4% of net assets
Government Agency Debt 53.8%
FEDERAL HOME LOAN BANKS		0.33%		04/01/16	5,000,000	5,000,000
		0.32%		04/13/16	2,352,000	2,351,749
		0.24%		04/20/16	5,000,000	4,999,367
		0.35%		04/27/16	2,670,000	2,669,325
		0.40%		04/27/16	7,000,000	6,997,993
		0.35%		04/29/16	3,100,000	3,099,168
		0.40%		05/04/16	3,000,000	2,998,900
		0.40%		05/06/16	5,000,000	4,998,056
		0.37%		05/17/16	2,508,000	2,506,814
		0.38%		05/18/16	1,000,000	999,510
		0.40%		05/20/16	3,000,000	2,998,387
		0.42%		05/20/16	1,000,000	999,428
		0.40%		05/25/16	2,500,000	2,498,500
		0.39%		05/26/16	1,000,000	999,404
		0.40%		06/01/16	4,000,000	3,997,323
		0.41%		06/09/16	5,000,000	4,996,071
		0.50%		06/20/16	1,000,000	998,889
		0.43%		07/13/16	1,700,000	1,697,909
		0.46%		08/18/16	2,000,000	1,999,845
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.39%		06/27/16	1,000,000	999,058
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.40%		07/18/16	1,000,000	998,800
		0.40%		07/19/16	1,000,000	998,789
		1.38%		11/15/16	1,000,000	1,004,950
						61,808,235
    1

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Treasury Debt 2.6%
UNITED STATES TREASURY		3.25%		06/30/16	1,000,000	1,007,021
		3.25%		07/31/16	1,000,000	1,009,328
		0.50%		07/31/16	1,000,000	1,000,182
						3,016,531
Total Fixed-Rate Obligations
(Cost $64,824,766)						64,824,766

Variable-Rate Obligations 4.1% of net assets
Government Agency Debt 4.1%
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.46%	04/16/16	08/12/16	2,100,000	2,100,307
		0.46%	04/15/16	08/15/16	2,600,000	2,600,390
Total Variable-Rate Obligations
(Cost $4,700,697)						4,700,697
Security	Footnotes	Rate			Number of Shares	Value ($)
Other Investment Company 0.0% of net assets
Money Market Fund 0.0%
STATE STREET INSTITUTIONAL US GOVERNMENT MONEY MARKET FUND, PREMIER CLASS	(a)	0.24%	n/a	n/a	45,600	45,600
Total Other Investment Company
(Cost $45,600)						45,600
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 40.2% of net assets
Treasury Repurchase Agreements 40.2%
BARCLAYS CAPITAL INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $8,463,602, 0.50%, due 07/31/16)		0.30%		04/01/16	8,297,664	8,297,595
BNP PARIBAS SA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $11,220,188, 0.00% - 8.88%, due 07/21/16 - 02/15/46)		0.30%		04/01/16	11,000,091	11,000,000
DEUTSCHE BANK SECURITIES INC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $11,220,034, 1.50%, due 03/30/17 - 05/31/20)		0.32%		04/01/16	11,000,098	11,000,000
JP MORGAN SECURITIES LLC
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $11,220,022, 2.00% - 2.25%, due 07/31/20 - 11/15/24)		0.30%		04/01/16	11,000,092	11,000,000
2

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO BANK NA
Issued 03/31/16, repurchase date 04/01/16 (Collateralized by U.S. Treasury Securities valued at $5,100,066, 1.50%, due 11/30/19)		0.31%		04/01/16	5,000,043	5,000,000
Total Repurchase Agreements
(Cost $46,297,595)						46,297,595

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $115,868,658.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of March 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$64,824,766	$—	$64,824,766
Variable-Rate Obligations[1]	—	4,700,697	—	4,700,697
Other Investment Companies[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	46,297,595	—	46,297,595
Total	$45,600	$115,823,058	$—	$115,868,658
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
    3

Schwab Government Money Market Portfolio
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
4

Schwab Government Money Market Portfolio
Notes to Portfolio Holdings (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47713MAR16
5

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II™
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.1%	Other Investment Companies	19,248,318	28,037,942
1.9%	Short-Term Investments	547,171	547,171
100.0%	Total Investments	19,795,489	28,585,113
0.0%	Other Assets and Liabilities, Net		5,010
100.0%	Net Assets		28,590,123

Security	Number of Shares	Value ($)
Other Investment Companies 98.1% of net assets
Equity Funds 80.4%
International 19.7%
Schwab International Index Fund (a)	330,751	5,622,767
Large-Cap 40.6%
Schwab 1000 Index Fund (a)	59,018	2,961,507
Schwab S&P 500 Index Fund (a)	270,396	8,644,551
		11,606,058
Small-Cap 20.1%
Schwab Small-Cap Index Fund (a)	242,666	5,763,308
		22,992,133
Fixed-Income Fund 14.7%
Intermediate-Term Bond 14.7%
Schwab Total Bond Market Fund (a)	437,984	4,209,029
Security	Number of Shares	Value ($)
Money Market Fund 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.29% (a)(b)	836,697	836,780
Total Other Investment Companies
(Cost $19,248,318)		28,037,942
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets
Time Deposits 1.9%
Citibank
0.14%, 04/01/16	260,742	260,742
Sumitomo Mitsui Banking Corp.
0.14%, 04/01/16	286,429	286,429
Total Short-Term Investments
(Cost $547,171)		547,171

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $20,545,541 and the unrealized appreciation and depreciation were $8,039,572 and ($0), respectively, with a net unrealized appreciation of $8,039,572.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of March 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$28,037,942	$—	$—	$28,037,942
Short-Term Investments[1]	—	547,171	—	547,171
Total	$28,037,942	$547,171	$—	$28,585,113
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
    1

Schwab MarketTrack Growth Portfolio II
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active
2

Schwab MarketTrack Growth Portfolio II
Notes to Portfolio Holdings (continued)
markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47714MAR16
3

Schwab Annuity Portfolios
Schwab VIT Balanced Portfolio
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.4%	Other Investment Companies	50,853,839	52,076,026
2.3%	Short-Term Investments	1,204,017	1,204,017
99.7%	Total Investments	52,057,856	53,280,043
0.3%	Other Assets and Liabilities, Net		171,095
100.0%	Net Assets		53,451,138

Security	Number of Shares	Value ($)
Other Investment Companies 97.4% of net assets
U.S. Stocks 20.4%
Large-Cap 15.3%
Schwab U.S. Large-Cap ETF (a)	167,240	8,168,002
Micro-Cap 1.0%
iShares Micro-Cap ETF	7,997	543,156
Small-Cap 4.1%
Schwab U.S. Small-Cap ETF (a)	42,108	2,191,300
		10,902,458
International Stocks 17.8%
Developed-Market Large-Cap 10.9%
Schwab International Equity ETF (a)	214,367	5,811,489
Developed-Market Small-Cap 2.1%
Schwab International Small-Cap Equity ETF (a)	38,265	1,107,772
Emerging-Market 4.8%
Schwab Emerging Markets Equity ETF (a)	124,335	2,582,438
		9,501,699
Real Assets 9.1%
Commodity 2.6%
Credit Suisse Commodity Return Strategy Fund, Class I *	307,256	1,394,940
Real Estate 6.5%
Schwab U.S. REIT ETF (a)	84,181	3,485,094
		4,880,034
Fixed Income 37.8%
Agency Bond 2.0%
iShares Agency Bond ETF	9,100	1,045,408
Corporate Bond 6.1%
iShares Core U.S. Credit Bond ETF	29,646	3,269,954
Security	Number of Shares	Value ($)
High Yield Bond 1.0%
SPDR Barclays High Yield Bond ETF	15,570	533,272
Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF (a)	16,377	909,415
International Developed-Market Bond 2.0%
SPDR Barclays International Treasury Bond ETF *	19,340	1,078,012
Mortgage-Backed Bond 12.9%
iShares MBS ETF	63,082	6,906,217
Treasury Bond 12.1%
Schwab Intermediate-Term U.S. Treasury ETF (a)	116,940	6,458,596
		20,200,874
Money Market Fund 12.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.29% (a)(b)	6,590,301	6,590,961
Total Other Investment Companies
(Cost $50,853,839)		52,076,026
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.3% of net assets
Time Deposits 2.3%
Australia & New Zealand Banking Group Ltd.
0.14%, 04/01/16	534,611	534,611
Citibank
0.14%, 04/01/16	134,795	134,795
Sumitomo Mitsui Banking Corp.
0.14%, 04/01/16	534,611	534,611
Total Short-Term Investments
(Cost $1,204,017)		1,204,017

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $52,366,189 and the unrealized appreciation and depreciation were $2,306,431 and ($1,392,577) respectively, with a net unrealized appreciation of $913,854.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor's Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

    1

Schwab VIT Balanced Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of March 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$52,076,026	$—	$—	$52,076,026
Short-Term Investments[1]	—	1,204,017	—	1,204,017
Total	$52,076,026	$1,204,017	$—	$53,280,043
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
2

Schwab VIT Balanced Portfolio
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or
3

Schwab VIT Balanced Portfolio
Notes to Portfolio Holdings (continued)
more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG68012MAR16
4

Schwab Annuity Portfolios
Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.4%	Other Investment Companies	114,556,377	116,698,156
2.7%	Short-Term Investments	3,269,269	3,269,269
100.1%	Total Investments	117,825,646	119,967,425
(0.1%)	Other Assets and Liabilities, Net		(71,830)
100.0%	Net Assets		119,895,595

Security	Number of Shares	Value ($)
Other Investment Companies 97.4% of net assets
U.S. Stocks 29.3%
Large-Cap 22.2%
Schwab U.S. Large-Cap ETF (a)	544,261	26,581,708
Micro-Cap 1.0%
iShares Micro-Cap ETF	17,812	1,209,791
Small-Cap 6.1%
Schwab U.S. Small-Cap ETF (a)	140,604	7,317,032
		35,108,531
International Stocks 25.8%
Developed-Market Large-Cap 16.9%
Schwab International Equity ETF (a)	745,858	20,220,210
Developed-Market Small-Cap 3.1%
Schwab International Small-Cap Equity ETF (a)	126,231	3,654,388
Emerging-Market 5.8%
Schwab Emerging Markets Equity ETF (a)	336,596	6,991,099
		30,865,697
Real Assets 10.1%
Commodity 3.6%
Credit Suisse Commodity Return Strategy Fund, Class I *	942,169	4,277,449
Real Estate 6.5%
Schwab U.S. REIT ETF (a)	188,956	7,822,778
		12,100,227
Fixed Income 29.9%
Agency Bond 2.0%
iShares Agency Bond ETF	20,416	2,345,390
Security	Number of Shares	Value ($)
Corporate Bond 4.1%
iShares Core U.S. Credit Bond ETF	44,720	4,932,616
High Yield Bond 1.0%
SPDR Barclays High Yield Bond ETF	35,125	1,203,031
Inflation-Protected Bond 1.8%
Schwab U.S. TIPS ETF (a)	38,934	2,162,005
International Developed-Market Bond 1.0%
SPDR Barclays International Treasury Bond ETF *	21,854	1,218,142
Mortgage-Backed Bond 10.9%
iShares MBS ETF	119,632	13,097,312
Treasury Bond 9.1%
Schwab Intermediate-Term U.S. Treasury ETF (a)	197,123	10,887,103
		35,845,599
Money Market Fund 2.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.29% (a)(b)	2,777,825	2,778,102
Total Other Investment Companies
(Cost $114,556,377)		116,698,156
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.7% of net assets
Time Deposits 2.7%
Bank of Tokyo-Mitsubishi UFJ
0.14%, 04/01/16	868,525	868,525
JPMorgan Chase Bank
0.14%, 04/01/16	1,200,372	1,200,372
Sumitomo Mitsui Banking Corp.
0.14%, 04/01/16	1,200,372	1,200,372
Total Short-Term Investments
(Cost $3,269,269)		3,269,269

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $118,365,897 and the unrealized appreciation and depreciation were $6,358,967 and ($4,757,439) respectively, with a net unrealized appreciation of $1,601,528.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

    1

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings (Unaudited) continued
ETF —	Exchange-traded fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor's Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

The following is a summary of the inputs used to value the fund's investments as of March 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$116,698,156	$—	$—	$116,698,156
Short-Term Investments[1]	—	3,269,269	—	3,269,269
Total	$116,698,156	$3,269,269	$—	$119,967,425
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
2

Schwab VIT Balanced with Growth Portfolio
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or
3

Schwab VIT Balanced with Growth Portfolio
Notes to Portfolio Holdings (continued)
more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG68013MAR16
4

Schwab Annuity Portfolios
Schwab VIT Growth Portfolio
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.5%	Other Investment Companies	117,783,916	119,870,842
2.3%	Short-Term Investments	2,782,104	2,782,104
99.8%	Total Investments	120,566,020	122,652,946
0.2%	Other Assets and Liabilities, Net		252,673
100.0%	Net Assets		122,905,619

Security	Number of Shares	Value ($)
Other Investment Companies 97.5% of net assets
U.S. Stocks 38.2%
Large-Cap 29.1%
Schwab U.S. Large-Cap ETF (a)	732,267	35,763,920
Micro-Cap 2.0%
iShares Micro-Cap ETF	36,105	2,452,252
Small-Cap 7.1%
Schwab U.S. Small-Cap ETF (a)	167,861	8,735,486
		46,951,658
International Stocks 33.8%
Developed-Market Large-Cap 20.9%
Schwab International Equity ETF (a)	947,203	25,678,673
Developed-Market Small-Cap 5.0%
Schwab International Small-Cap Equity ETF (a)	214,370	6,206,012
Emerging-Market 7.9%
Schwab Emerging Markets Equity ETF (a)	466,230	9,683,597
		41,568,282
Real Assets 10.1%
Commodity 3.6%
Credit Suisse Commodity Return Strategy Fund, Class I *	974,144	4,422,615
Real Estate 6.5%
Schwab U.S. REIT ETF (a)	193,813	8,023,858
		12,446,473
Fixed Income 12.9%
Corporate Bond 2.1%
iShares Core U.S. Credit Bond ETF	23,502	2,592,271
Security	Number of Shares	Value ($)
Inflation-Protected Bond 0.8%
Schwab U.S. TIPS ETF (a)	17,754	985,880
Mortgage-Backed Bond 4.9%
iShares MBS ETF	54,917	6,012,313
Treasury Bond 5.1%
Schwab Intermediate-Term U.S. Treasury ETF (a)	112,827	6,231,435
		15,821,899
Money Market Fund 2.5%
Schwab Variable Share Price Money Fund, Ultra Shares 0.29% (a)(b)	3,082,221	3,082,530
Total Other Investment Companies
(Cost $117,783,916)		119,870,842
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.3% of net assets
Time Deposits 2.3%
Citibank
0.14%, 04/01/16	1,231,565	1,231,565
JPMorgan Chase Bank
0.14%, 04/01/16	318,974	318,974
Sumitomo Mitsui Banking Corp.
0.14%, 04/01/16	1,231,565	1,231,565
Total Short-Term Investments
(Cost $2,782,104)		2,782,104

End of Investments.

At 03/31/16, the tax basis cost of the fund's investments was $121,420,367 and the unrealized appreciation and depreciation were $6,993,161 and ($5,760,582), respectively, with a net unrealized appreciation of $1,232,579.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

    1

Schwab VIT Growth Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of March 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$119,870,842	$—	$—	$119,870,842
Short-Term Investments[1]	—	2,782,104	—	2,782,104
Total	$119,870,842	$2,782,104	$—	$122,652,946
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
2

Schwab VIT Growth Portfolio
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or
3

Schwab VIT Growth Portfolio
Notes to Portfolio Holdings (continued)
more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG68014MAR16
4

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	5/13/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	5/13/2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	5/17/2016